Equity Method Investments - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Equity Method Investments [Roll Forward]
Equity method investments at January 1, 2024 and 2025			$ 253,729	$ 174,910	$ 174,910
Equity contributions to joint venture entity			4,000		89,000
Share of results	$ 4,805	$ 4,687	3,901	$ 9,077	16,911
Distributions received from equity method investments			(3,109)		(27,092)
Equity method investments at December 31, 2024 and June 30, 2025	$ 258,521		$ 258,521		$ 253,729